Business Combinations (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of Assets Acquired and Liabilities Assumed
The following table summarizes the major classes of consideration transferred, and the recognized amounts of the fair value of the identifiable assets distributed and the fair value of the liabilities incurred or assumed at the acquisition date.

€, in millions	October 30, 2020
Cash and cash equivalents	30.3
Accounts receivable, net	21.3
Inventories, net	83.4
Other assets	8.2
Deferred tax assets	4.6
Intangible assets, net	32.3
Property, plant and equipment, net	125.1
Right of use assets - Finance	6.9
Assets acquired	312.1

Accounts payable	13.1
Long-term debt, current and non-current	55.5
Deferred and other tax liabilities	16.5
Accrued and other liabilities, current and non-current	40.2
Other liabilities assumed	17.6
Liabilities assumed	142.9

Total net identifiable assets	169.2

Total consideration transferred	257.1

Goodwill on acquisition	87.9

Summary of Unaudited Pro Forma Information
The following unaudited pro forma summary presents estimated consolidated information of ASML as if the Berliner Glas acquisition had occurred on January 1, 2019. These amounts have been calculated after applying our accounting policies and adjusting the results of Berliner Glas to reflect the charges and benefits assuming the fair value adjustments had been applied from January 1, 2019 with the consequential tax effects.

	Unaudited	Unaudited
Pro forma year ended December 31 (€, in millions)	2019	2020
Total net sales	11,952.3	14,107.2
Net income [1,2]	2,572.9	3,567.2
1.Pro forma 2019 net income was adjusted to include €18.6 million of non-recurring costs related to the fair value adjustments to acquisition date inventory, €2.3 million of amortization charges related to the fair value adjustments to acquisition date intangibles as well as €5.4 million of acquisition-related costs incurred in 2020.
2.Pro forma 2020 net income was adjusted to exclude €5.4 million of non-recurring acquisition-related costs incurred and to include €2.3 million of amortization charges related to the fair value adjustments to acquisition date intangibles.